Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of operating lease cost
	Six-month period ended June 30,
	2026	2025
	US$ thousands

Operating lease costs (mainly plant and offices)	941	842
Variable lease payments not included in the lease liability	89	60
Short-term lease cost	101	117
Total operating lease cost	1,131	1,019

Schedule of supplemental cash flow information operating lease
	Six-month period ended June 30
	2026	2025
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,032	801
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	764	498
Termination of operating leases	(24)	(44)

Schedule of supplemental balance sheet information operating lease
	June 30, 2026	December 31, 2025
	US$ thousands
Operating leases:
Operating leases right-of-use	6,114	6,147

Current operating lease liabilities	2,063	2,019
Non current operating lease liabilities	4,377	4,252
Total operating lease liabilities	6,440	6,271

Schedule of additional information related to operating leases
	June 30, 2026	December 31, 2025
	US$ thousands

Weighted average remaining lease term (years)	4.4	4.3

Weighted average discount rate	3.6%	3.4%

Schedule of future minimum lease payments
June 30, 2026
US$ thousands

2026	1,148
2027	1,976
2028	1,818
2029	1,232
2030	477
After 2030	190
Total operating lease payments	6,841
Less: imputed interest	(401)
Present value of lease liabilities	6,440